Consolidation of Subsidiary - Information about Subsidiaries Acquired and Considerations Transferred (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Nov. 20, 2015
VisEra Holding Company [member]
Disclosure of subsidiaries [line items]
Principal activity	Investing in companies involved in the design, manufacturing and other related businesses in the semiconductor industry
Date of acquisition	Nov. 20, 2015
Proportion of voting equity interests acquired	49.10%
Cash	$ 3,536.1	$ 3,536.1
OVT Taiwan [member]
Disclosure of subsidiaries [line items]
Principal activity	Investment activities
Date of acquisition	Nov. 20, 2015
Proportion of voting equity interests acquired	100.00%
Cash	$ 394.7	$ 394.7